BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
BONDS PAYABLE
Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings

	RMB	US$
For the years ending December 31,
2020	947,505	136,100
2021	2,131,860	306,223
2022	40,500	5,817
2023 and thereafter	—	—